Nature of operations and summary of significant accounting policies (Unevaluated Oil and Natural Gas Properties) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Capitalized costs of unproved properties excluded from amortization
Leasehold acquisitions	$ 579,151
Capitalized interest	54
Wells and facilities in progress of completion	7,467
Total unevaluated oil and natural gas properties excluded from amortization	$ 586,672	$ 585,574
Predecessor
Capitalized costs of unproved properties excluded from amortization
Leasehold acquisitions			$ 15,455
Capitalized interest			1,894
Wells and facilities in progress of completion			3,004
Total unevaluated oil and natural gas properties excluded from amortization		$ 26,039	$ 20,353	$ 66,905